Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Significant components of deferred tax assets and liabilities
Postretirement benefits	$ 2,283	$ 2,093
Inventory reserves	3,919	2,446
Loss carryforwards	46,944	52,588
Credit carryforwards	14,092	13,700
Nondeductible accruals	7,900	6,787
Research expenditures	26,475	23,702
Prepaid charges	4,280	4,431
Pensions	3,512	1,558
Other	7,974	6,632
Gross deferred tax assets	117,379	113,937
Depreciation	12,313	9,948
Unrealized foreign exchange gain	1,103	1,625
Other	933	993
Gross deferred tax liabilities	14,349	12,566
Net deferred tax assets	103,030	101,371
Deferred tax asset valuation allowance	(13,087)	(14,453)
Total net deferred tax assets	$ 89,943	$ 86,918